Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Income Tax Provision
The components of our income tax provision were as follows:

(millions)	2013	2012	2011
Current tax provision	$460.2	$424.8	$440.2
Deferred tax expense (benefit)	94.4	(9.4)	31.3
Total income tax provision	$554.6	$415.4	$471.5

Reconciliation of Provision (Benefit) for Income Taxes Reported in Consolidated Statements of Income with Tax at Statutory Rate
The provision for income taxes in the accompanying consolidated statements of comprehensive income differed from the statutory rate as follows:

($ in millions)	2013		2012		2011
Income before income taxes	$1,720.0		$1,317.7		$1,487.0
Tax at statutory rate	$602.0	35%	$461.2	35%	$520.5	35%
Tax effect of:
Dividends received deduction	(17.6)	(1)	(18.2)	(1)	(18.2)	(1)
Exempt interest income	(13.1)	(1)	(14.7)	(1)	(17.5)	(1)
Tax-deductible dividends	(13.6)	(1)	(11.9)	(1)	(3.8)	0
Tax credits	(2.3)	0	0	0	(9.1)	(1)
Other items, net	(.8)	0	(1.0)	0	(.4)	0
Total income tax provision	$554.6	32%	$415.4	32%	$471.5	32%

Components of Net Deferred Tax Assets
At December 31, 2013 and 2012, the components of the net deferred tax asset/liability were as follows:

(millions)	2013	2012
Deferred tax assets:
Unearned premiums reserve	$361.0	$344.3
Investment basis differences	94.8	208.3
Non-deductible accruals	200.7	191.6
Loss and loss adjustment expense reserves	92.0	107.3
Other	14.7	3.9
Deferred tax liabilities:
Net unrealized gains on securities	(509.9)	(464.5)
Hedges on forecasted transactions	(2.2)	(3.3)
Deferred acquisition costs	(156.7)	(152.1)
Property and equipment	(99.6)	(103.6)
Prepaid expenses	(14.4)	(12.2)
Deferred gain on extinguishment of debt	(4.8)	(5.8)
Other	(4.0)	(4.5)
Net deferred tax asset (liability)	$(28.4)	$109.4